                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6538

            Van Kampen Trust For Investment Grade Florida Municipals
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31___

Date of reporting period: 1/31/07

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS
PORTFOLIO OF INVESTMENTS | JANUARY 31, 2007 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------
           MUNICIPAL BONDS 183.3%
           FLORIDA 174.7%
$ 4,500    Brevard Cnty, FL Hlth Fac
             Hlth First Inc Proj ................           5.000%      04/01/34      $  4,635,495
 12,960    Brevard Cnty, FL Hlth Fac Auth
             Hlthcare Fac Rev Hlth
             First Inc Proj (a) .................           5.000       04/01/34        13,350,226
  1,000    Broward Cnty, FL Hsg Fin Auth
             Multi-Family Hsg Rev
             Pembroke Pk Apts Proj (AMT) ........           5.650       10/01/28         1,016,870
  1,000    Broward Cnty, FL Sch Brd Ctf
             Partn Ser A (FSA Insd) .............           5.000       07/01/22         1,042,300
  1,500    Capital Tr Agy FL Rev Fort
             Lauderdale Proj (AMT) ..............           5.750       01/01/32         1,568,640
  5,250    Coral Gables, FL Hlth Fac Auth
             Hosp Rev Baptist Hlth South
             FL (FSA Insd) ......................           5.000       08/15/29         5,496,435
    750    Dade Cnty, FL Ed Fac Auth Rev
             Exchanged From Univ of Miami
             Ser B (MBIA Insd) ..................           5.750       04/01/20           766,155
    500    Dade Cnty, FL Wtr & Swr Sys
             Rev (FGIC Insd) ....................           5.250       10/01/26           508,745
  1,500    Deltona, FL Trans Cap Impt Rev
             (MBIA Insd) ........................           5.125       10/01/26         1,606,140
  1,125    Deltona, FL Util Sys Rev (MBIA
             Insd) ..............................           5.250       10/01/22         1,204,481
    105    Escambia Cnty, FL Hlth Fac Auth
             Rev (AMBAC Insd) ...................           5.950       07/01/20           108,800
  1,000    Escambia Cnty, FL Util Auth Util
             Sys Rev (FGIC Insd)
             (Prerefunded @ 1/01/09) ............           5.250       01/01/29         1,037,620
  5,930    Flagler Cnty, FL Cap Impt Rev
             (MBIA Insd) ........................           5.000       10/01/30         6,247,077
  1,250    Florida Agric & Mechanical Univ
             Rev Student Apt Fac (MBIA
             Insd) ..............................           6.500       07/01/23         1,262,262


PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$    360   Florida Hsg Fin Agy
             Homeownership Mtg, Class B
             (AMT) ..............................           8.595%      11/01/18      $    379,087
   2,750    Florida Hsg Fin Agy Hsg Willow
             Lake Apts Ser J-1 (AMBAC
             Insd) (AMT) ........................           5.350       07/01/27         2,802,965
   1,754   Florida Hsg Fin Corp Rev
             Ser G (AMT) (a) ....................           4.550       07/01/26         1,740,523
   5,422   Florida Hsg Fin Corp Rev
             Ser G (AMT) (a) ....................           4.625       07/01/31         5,379,799
   5,104   Florida Hsg Fin Corp Rev
             Ser G (AMT) (a) ....................           4.700       07/01/37         5,063,341
   3,000   Florida Hsg Fin Corp Rev
             Homeowner Mtg Ser 1 (GNMA
             Collateralized) (AMT) ..............           4.850       07/01/37         3,024,840
   2,000    Florida Hsg Fin Corp Rev
             Homeowner Mtg Ser 2 (GNMA
             Collateralized) (AMT) ..............           4.950       07/01/37         2,040,820
     520   Florida Hsg Fin Corp Rev
             Homeowner Mtg Ser 4 (FSA
             Insd) (AMT) ........................           6.250       07/01/22           531,300
   1,000   Florida Hsg Fin Corp Rev Hsg
             Wentworth II Apts Ser A
             (AMBAC Insd) (AMT) .................           5.375       11/01/29         1,027,590
   2,000   Florida Ports Fin Comm Rev St
             Trans Tr Fd (MBIA Insd)
             (AMT) ..............................           5.375       06/01/27         2,027,840
   8,475   Florida Ports Fin Comm Rev St
             Trans Tr Fd Intermodal Pgm
             (FGIC Insd) (AMT) ..................           5.500       10/01/29         8,850,697
   1,600   Florida St Brd of Ed Cap Outlay
             Pub Ed Rfdg Ser C ..................           5.000       06/01/16         1,641,136
  12,775   Florida St Brd of Ed Cap Outlay
             Pub Ed Rfdg Ser D ..................           5.750       06/01/22        13,622,749
   2,000   Florida St Brd of Ed Cap Outlay
             Pub Ed Ser C (FGIC Insd)
             (Prerefunded @ 6/01/10) ............           5.750       06/01/29         2,141,480
   2,000   Florida St Brd of Ed Lottery Rev
             Ser A (FGIC Insd) ..................           5.250       07/01/17         2,104,360


PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$ 5,000    Florida St Brd of Ed Lottery Rev
             Ser A (FGIC Insd)
             (Prerefunded @ 07/01/10) ...........           5.500%      07/01/17      $  5,321,200
 15,000    Florida St Brd of Ed Pub Ed Cap
             Outlay Ser D (a) ...................           4.750       06/01/35        15,363,975
  4,500    Florida St Brd of Ed Pub Ed Ser
             A ..................................           5.000       06/01/32         4,703,220
  1,000    Florida St Brd of Ed Rev FL St
             Univ Hsg Fac Ser A (MBIA
             Insd) ..............................           5.000       05/01/29         1,034,180
  4,735    Florida St Brd of Regt Hsg Rev
             Univ FL (FGIC Insd) ................           5.500       07/01/28         5,039,176
  1,000    Florida St Correctional
             Privatization Commn Ctf Partn
             (MBIA Insd) ........................           5.375       08/01/14         1,071,310
  2,360    Florida St Correctional
             Privatization Commn Ctf Partn
             (MBIA Insd) (b) ....................           5.375       08/01/15         2,523,241
  3,000    Florida St Dept Trans ................           5.000       07/01/32         3,137,100
  6,000    Florida St Dept Trans Right of
             Way Ser A ..........................           5.250       07/01/21         6,501,660
  5,000    Florida St Dept Trans Tpk Rev
             Ser A ..............................           5.000       07/01/30         5,268,250
  1,500    Florida St Div Bd Fin Dept Gen
             Svc Rev Dept Envrnmtl
             Preservtn 2000 Ser A
             (AMBAC Insd) .......................           5.000       07/01/11         1,522,680
  2,000    Florida St Div Bd Fin Dept Gen
             Svc Rev Dept Envrnmtl
             Preservtn 2000 Ser A (FGIC
             Insd) ..............................           5.250       07/01/12         2,085,500
  1,475    Florida St Tpk Auth Tpk Rev
             Dept Trans Ser B ...................           5.000       07/01/30         1,517,568
  1,635    Fort Myers, FL Util Rev Rfdg Ser
             A (FGIC Insd) ......................           5.500       10/01/24         1,715,295
    460    Gainesville, FL Util Sys Rev (c) .....           8.125       10/01/14           512,822



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
PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$ 3,500    Gainesville, FL Util Sys Rev Ser
             A (FSA Insd) .......................           5.000%      10/01/35      $  3,682,490
    500    Gulf Breeze, FL Rev Loc Govt
             (FGIC Insd) ........................           5.650       12/01/20           528,835
    730    Gulf Breeze, FL Rev Loc Govt
             (FGIC Insd) ........................           5.750       12/01/20           775,720
  1,000    Gulf Breeze, FL Rev Loc Govt
             (FGIC Insd) ........................           5.800       12/01/20         1,077,280
  5,500    Halifax Hosp Med Ctr FL Hosp
             Rev Impt Rfdg Ser A ................           5.250       06/01/26         5,770,600
  2,000    Highlands Cnty, FL Hlth Fac
             Auth Rev Hosp Adventist Hlth
             Ser D (Prerefunded @
             11/15/13) ..........................           5.375       11/15/35         2,181,200
  2,000    Highlands Cnty, FL Hlth Fac
             Auth Rev Hosp Adventist Hlth
             Sys Ser C ..........................           5.250       11/15/36         2,115,140
  3,000    Highlands Cnty, FL Hlth Fac
             Auth Rev Hosp
             Adventist/Sunbelt Ser A
             (Prerefunded @ 11/15/11) ...........           6.000       11/15/31         3,306,510
    750    Hillsborough Cnty, FL Assmt
             Rev Capacity Assmt Spl (FSA
             Insd) ..............................           5.000       03/01/15           785,647
    750    Hillsborough Cnty, FL Assmt
             Rev Capacity Assmt Spl (FSA
             Insd) ..............................           5.000       09/01/15           785,648
 14,160    Hillsborough Cnty, FL Indl Dev
             Auth Hosp Rev Tampa Gen
             Hosp Proj (a) ......................           5.250       10/01/41        14,865,239
  2,500    Hillsborough Cnty, FL Indl Dev
             Tampa Gen Hosp Proj ................           5.000       10/01/36         2,564,400


PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$ 1,000    Hillsborough Cnty, FL Indl Dev
             Tampa Gen Hosp Proj
             Ser B ..............................           5.250%      10/01/28      $  1,043,010
  1,000    Hillsborough Cnty, FL Indl Dev
             Tampa Gen Hosp Proj
             Ser B ..............................           5.250       10/01/34         1,038,230
  1,000    Hillsborough Cnty, FL Port Dist
             Rev Tampa Port Auth Proj Ser
             A (MBIA Insd) (AMT) ................           5.375       06/01/27         1,059,100
 10,000    Hillsborough Cnty, FL Solid Waste
             & Res Recovery Rev Ser A
             (AMT) (a) ..........................           4.500       09/01/34         9,672,800
  1,380    Hollywood, FL Cmnty Redev
             Agy Beach Cra ......................           5.625       03/01/24         1,477,966
  2,000    Hollywood, FL Wtr & Swr Rev
             Impt & Rfdg (FSA Insd) .............           5.000       10/01/21         2,120,120
  1,500    Jacksonville, FL Econ Dev
             Commn Indl Dev Rev Metro Pkg
             Solutions Proj (ACA Insd) (AMT) ....           5.500       10/01/30         1,614,930
  2,500    Jea, FL Elec Sys Rev Ser Three
             A (FSA Insd) .......................           5.000       10/01/41         2,606,350
  2,250    Jea, FL Wtr & Swr Sys Rev Ser
             A (MBIA Insd) ......................           5.375       10/01/30         2,255,513
  7,000    Lakeland, FL Elec & Wtr
             Rev (b)(c) .........................             *         10/01/13         5,432,140
  2,230    Lakeland, FL Elec & Wtr Rev (c) ......           5.750       10/01/19         2,439,709
  2,000    Lakeland, FL Hosp Sys Rev
             Lakeland Regl Hlth Sys
             (Prerefunded @ 11/15/12) ...........           5.500       11/15/32         2,187,340
  1,000    Lee Cnty, FL Arpt Rev Ser A
             (FSA Insd) (AMT) ...................           5.750       10/01/22         1,065,430
  1,250    Lee Cnty, FL Hsg Fin Auth
             Single Family Mtg Rev
             Multi-Cnty Pgm Ser A (GNMA
             Collateralized) (AMT) ..............           5.000       03/01/39         1,272,825
  2,400    Lee Cnty, FL Indl Dev Auth
             Hlthcare Fac Rev Shell
             PT/Alliance Oblig Group ............           5.125       11/15/36         2,438,616
  1,000    Leesburg, FL Hosp Rev
             Leesburg Regl Med Ctr Proj .........           5.500       07/01/32         1,038,550


PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$ 3,200    Leesburg, FL Util Rev (FGIC
             Insd) ..............................           5.000%      10/01/34      $  3,352,672
    650    Marion Cnty, FL Hosp Dist Rev
             Hlth Sys Munroe Reg Impt &
             Rfdg ...............................           5.500       10/01/29           672,035
  1,460    Miami Beach, FL Stormwtr Rev
             (FGIC Insd) (b) ....................           5.750       09/01/14         1,565,719
  1,045    Miami Beach, FL Stormwtr Rev
             (FGIC Insd) ........................           5.750       09/01/15         1,120,668
  3,000    Miami-Dade Cnty, FL Aviation
             Rev Miami Intl Arpt (FGIC Insd)
             (AMT) ..............................           5.375       10/01/32         3,160,320
  2,000    Miami-Dade Cnty, FL Aviation
             Ser A (FSA Insd) (AMT) .............           5.000       10/01/33         2,057,460
  4,000    Miami-Dade Cnty, FL Aviation
             Rev Miami Intl Arpt Ser A
             (CIFG Insd) (AMT) ..................           5.000       10/01/38         4,162,360
    870    Miami-Dade Cnty, FL Aviation
             Rev Miami Intl Arpt Ser B (FGIC
             Insd) ..............................           5.450       10/01/15           922,244
  3,000    Miami-Dade Cnty, FL Aviation
             Rev Miami Intl Arpt Ser B (FGIC
             Insd) ..............................           5.750       10/01/29         3,201,030
  2,000    Miami-Dade Cnty, FL Ed Fac
             Auth Rev Ser A (AMBAC
             Insd) ..............................           5.750       04/01/29         2,125,560
  2,000    Miami-Dade Cnty, FL Pub Fac
             Rev Jackson Hlth Sys Ser A
             (MBIA Insd) ........................           5.000       06/01/31         2,093,500
  5,000    Miami-Dade Cnty, FL Sch Brd Ctf
             Partn Ser A (AMBAC Insd) ...........           5.000       11/01/25         5,286,250


PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$   390    North Broward, FL Hosp Dist
             Rev Impt ...........................           6.000%      01/15/31      $    415,264
  3,860    North Broward, FL Hosp Dist
             Rev Impt (Prerefunded @
             1/15/11) ...........................           6.000       01/15/31         4,200,105
  1,000    Orange Cnty, FL Cap Rev Impt &
             Rfdg (AMBAC Insd) ..................             *         10/01/12           801,190
  1,000    Orange Cnty, FL Cap Rev Impt &
             Rfdg (AMBAC Insd) ..................             *         10/01/13           767,950
    980    Orange Cnty, FL Hlth Fac Auth
             Hosp Hlthcare Ser E ................           6.000       10/01/26         1,033,655
     20    Orange Cnty, FL Hlth Fac Auth
             Hosp Hlthcare Ser E
             (Prerefunded @ 10/01/09) ...........           6.000       10/01/26            21,283
  1,000    Orange Cnty, FL Hlth Fac Auth
             Rev Hosp Orlando Regl
             Hlthcare Ser B .....................           5.125       11/15/39         1,045,020
  1,000    Orange Cnty, FL Hsg Fin Auth
             Multi-Family Rev Mtg Hands Inc
             Proj Ser A (Acquired 6/19/95,
             Cost $1,000,000) (d) ...............           7.000       10/01/25         1,070,220
  1,000    Orange Cnty, FL Sales Tax Rev
             Rfdg Ser A (FGIC Insd) .............           5.125       01/01/20         1,061,150
  1,500    Orlando & Orange Cnty Expwy
             Auth FL Expwy Rev Jr Lien
             (FGIC Insd) ........................           5.000       07/01/28         1,528,980
  1,000    Osceola Cnty, FL Sch Brd Ctf
             Ser A (AMBAC Insd) .................           5.125       06/01/22         1,056,610
  2,000    Osceola Cnty, FL Sch Brd Ctf
             Ser A (AMBAC Insd) .................           5.250       06/01/27         2,118,760


PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$ 6,000    Palm Beach Cnty, FL Hlth Fac
             Auth Retirement Cmnty Rev
             Acts Retirement Life Ser A (a) .....           4.500%      11/15/36      $  5,766,480
  1,000    Palm Beach Cnty, FL Sch Brd
             Ctf Partn Ser A (FSA Insd) .........           5.000       08/01/31         1,050,540
  1,000    Palm Beach Cnty, FL Sch Brd
             Ctf Partn Ser A (FGIC Insd)
             (Prerefunded @ 8/01/10) ............           5.875       08/01/21         1,076,000
  1,000    Palm Coast, FL Util Sys Rev
             (MBIA Insd) ........................           5.250       10/01/21         1,073,670
  5,000    Pasco Cnty, FL Wtr & Swr Rev
             Rfdg (FSA Insd) ....................           5.000       10/01/36         5,272,250
  1,000    Pembroke Pines, FL Cons Util
             Sys Rev (FGIC Insd) (c) ............           6.250       09/01/11         1,068,380
  1,500    Pensacola, FL Arpt Rev Rfdg
             Ser A (MBIA Insd) (AMT) ............           6.000       10/01/12         1,572,405
  1,565    Pensacola, FL Arpt Rev Rfdg
             Ser A (MBIA Insd) (AMT) ............           6.125       10/01/18         1,646,396
    500    Polk Cnty, FL Sch Brd Ctf Partn
             Master Lease Ser A (FSA
             Insd) ..............................           5.500       01/01/25           531,205
  1,000    Port Saint Lucie, FL Util Rev Impt
             & Rfdg Ser A (MBIA Insd) ...........           5.125       09/01/27         1,015,810
  3,000    Port Saint Lucie, FL Util Rev Sys
             Rfdg Ser A (MBIA Insd) .............           5.000       09/01/27         3,181,530


PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$ 1,000    Saint Johns Cnty, FL Indl Dev
             Auth Hlthcare Glenmoor Proj
             Ser A ..............................           5.250%      01/01/26      $  1,012,020
  1,500    Saint Johns Cnty, FL Indl Dev
             Auth Hlthcare Glenmoor Proj
             Ser A ..............................           5.375       01/01/40         1,526,175
  2,000    Saint Lucie Cnty, FL Sch Brd Ctf
             Ser A (FSA Insd) ...................           5.000       07/01/21         2,088,540
  1,000    Saint Lucie Cnty, FL Sch Brd Ctf
             Ser A (FSA Insd) ...................           5.000       07/01/23         1,041,310
  5,500    South FL Wtr Mgmt Dist Ctf (a) .......           5.000       10/01/31         5,792,683
  9,500    South FL Wtr Mgmt Dist Ctf (a) .......           5.000       10/01/36        10,005,542
  1,000    South Lake Cnty Hosp Dist FL
             South Lake Hosp Inc ................           6.375       10/01/28         1,105,370
  1,500    South Miami, FL Hlth Fac Auth
             Hosp Rev Baptist Hlth
             (AMBAC Insd) .......................           5.250       11/15/33         1,577,490
  1,000    Tallahassee, FL Hlth Fac Rev
             Tallahassee Mem Hlthcare
             Proj ...............................           6.375       12/01/30         1,067,810
  2,500    Tampa Bay Wtr FL A Regl Wtr
             Supply Auth Util Sys Rev Impt
             & Rfdg (FGIC Insd) .................           4.500       10/01/36         2,465,600
  1,750    Tampa, FL Hosp Rev Cap Impt H
             Lee Moffitt Ser A ..................           5.750       07/01/19         1,818,460
  1,800    Tampa, FL Hosp Rev Cap Impt H
             Lee Moffitt Ser A ..................           5.750       07/01/29         1,866,654
  5,150    Tampa-Hillsborough Cnty, FL
             Expwy Auth Rev (AMBAC
             Insd) ..............................           5.000       07/01/25         5,469,609
  2,500    Village Ctr Cmnty Dev Dist FL
             Recreational Rev Ser A (MBIA
             Insd) ..............................           5.125       11/01/36         2,653,600
  1,000    Village Ctr Cmnty Dev Dist FL
             Recreational Rev Ser A (MBIA
             Insd) ..............................           5.200       11/01/25         1,054,030


PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY      VALUE
------     --------------------------------------           ------      --------      ------------
           FLORIDA (CONTINUED)
$ 2,000    Village Ctr Cmnty Dev Dist FL Util
             Rev (MBIA Insd) ....................           5.250%      10/01/23      $  2,143,280
  1,000    Village Ctr Cmnty Dev Dist FL Util
             Rev (FGIC Insd) (c) ................           6.000       11/01/18         1,160,670
  1,000    Volusia Cnty, FL Ed Fac Auth
             Rev Ed Fac Embry Riddle Aero
             Ser A ..............................           5.750       10/15/29         1,039,130
  3,250    Volusia Cnty, FL Ed Fac Auth
             Rev Ed Fac Embry Riddle Rfdg
             (Radian Insd) ......................           5.000       10/15/35         3,369,308
  3,000    West Orange Hlthcare Dist FL
             Ser A ..............................           5.800       02/01/31         3,163,500
    820    West Palm Beach, FL Cmnty
             Redev Agy Northwood -
             Cmnty Redev ........................           5.000       03/01/35           848,716
                                                                                      ------------
                                                                                       347,112,456
                                                                                      ------------
           PUERTO RICO 6.7%
  2,980    Childrens Tr Fd PR Tob
             Settlement Rev .....................           5.500       05/15/39         3,116,514
  2,855    Childrens Tr Fd PR Tob
             Settlement Rev .....................           5.625       05/15/43         2,998,292
  2,000    Puerto Rico Comwlth Hwy &
             Tran Auth Hwy Rev Rfdg Ser
             W ..................................           5.500       07/01/15         2,183,100
  4,000    Puerto Rico Comwlth Hwy &
             Tran Auth Hwy Rev Rfdg Ser
             Y (FSA Insd) .......................           6.250       07/01/21         4,926,480
                                                                                      ------------
                                                                                        13,224,386
                                                                                      ------------
           U.S. VIRGIN ISLANDS   1.9%
  1,000    Virgin Islands Pub Fin Auth Rev
             Gross Rcpt Taxes Ln Nt Ser A
             (ACA Insd) (Prerefunded @
             10/01/10) ..........................           6.125       10/01/29         1,088,240


PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------
           U.S. VIRGIN ISLANDS (CONTINUED)
$ 1,500    Virgin Islands Pub Fin Auth Rev
             Gross Rcpt Taxes Ln Nt Ser A .......           6.375%      10/01/19      $  1,629,765
  1,000    Virgin Islands Pub Fin Auth Rev
             Gross Rcpt Taxes Ln Nt Ser A
             (Prerefunded @ 10/01/10) (e) .......           6.500       10/01/24         1,098,980
                                                                                      ------------

                                                                                         3,816,985
TOTAL LONG-TERM INVESTMENTS   183.3%
   (Cost $348,301,006)..........................................................       364,153,827
SHORT-TERM INVESTMENTS   1.2%
   (Cost $2,300,000)............................................................         2,300,000

 TOTAL INVESTMENTS  184.5%
   (Cost $350,601,006)..........................................................       366,453,827

 LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (32.2%)
   (Cost ($64,050,000))

(64,050)   Notes with interest rates ranging from 3.65% to 3.75% at January 31,
             2007 and contractual maturities of collateral ranging from 2026 to
             2041 (f)...........................................................       (64,050,000)

TOTAL NET INVESTMENTS  152.3%
   (Cost $286,551,006)..........................................................       302,403,827


OTHER ASSETS IN EXCESS OF LIABILITIES  1.2%.....................................         2,433,578

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (53.5%).....................      (106,190,500)
                                                                                      ------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0%...................................      $198,646,905
                                                                                      ============


Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

(a)  Underlying security related to Inverse Floaters entered into by the Trust.

(b)  The Trust owns 100% of the outstanding bond issuance.

(c)  Escrowed to Maturity

(d) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.5% of net assets applicable to common shares.



(e) All or a portion of this security has been physically segregated in connection with open futures contracts.

(f) Floating rate notes. The interest rates shown reflect the rates in the effect at January 31, 2007.



ACA - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance

FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2007:
                                                                                        UNREALIZED
                                                                                     APPRECIATION/
                                                                 CONTRACTS            DEPRECIATION
SHORT CONTRACTS
U.S. Treasury Notes 10-Year Futures, March 2007
   (Current Notional Value of $106,750 per contract).....              347            $    749,783
U.S. Treasury Bonds Futures, March 2007 (Current
   Notional Value of $110,125 per contract) .............              321                 815,231
                                                              ------------            ------------
                                                                       668            $  1,565,014
                                                              ============            ============

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Investment Grade Florida Municipals


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2007